JAMES ALPHA FUNDS TRUST

	Class A	Class I	Class C	Class R6
Easterly Hedged Equity Fund	JDAEX	JDIEX	JDCEX	JDSEX

Incorporated herein by reference is the definitive version of the Prospectus supplement for the above-referenced Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on September 8, 2021 (SEC Accession No. 0001580642-21-004300).